STATEMENT OF CASH FLOWS (Details) - Schedule of statement of consolidated cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Statement Of Consolidated Cash Flow Abstract
Increases (payments)	$ (23,118)	$ (9,858)	$ (31,803)
Recoveries	43,902		8,157
Total cash flows	$ 20,784	$ (9,858)	$ (23,646)